Report of Independent Registered Public
Accounting Firm
To the Shareholders and
Board of Trustees of American Beacon Funds
In planning and performing our audits of the
financial statements of American Beacon Funds
(comprised of American Beacon AHL Managed
Futures Strategy Fund, American Beacon AHL
Target Risk Fund, American Beacon Bahl & Gaynor
Small Cap Growth Fund, American Beacon
Bridgeway Large Cap Growth Fund, American
Beacon Bridgeway Large Cap Value Fund,
American Beacon Ionic Strategic Arbitrage Fund,
American Beacon Stephens Mid-Cap Growth Fund,
and American Beacon Stephens Small Cap Growth
Fund) (the Trust) as of and for the periods ended
December 31, 2018, in accordance with the
standards of the Public Company Accounting
Oversight Board (United States), we considered the
Trust's internal control over financial reporting,
including controls over safeguarding securities, as
a basis for designing our auditing procedures for
the purpose of expressing our opinion on the
financial statements and to comply with the
requirements of Form N-CEN, but not for the
purpose of expressing an opinion on the
effectiveness of the Trust's internal control over
financial reporting. Accordingly, we express no
such opinion.
The management of the Trust is responsible for
establishing and maintaining effective internal
control over financial reporting. In fulfilling this
responsibility, estimates and judgments by
management are required to assess the expected
benefits and related costs of controls. A trust's
internal control over financial reporting is a process
designed to provide reasonable assurance
regarding the reliability of financial reporting and
the preparation of financial statements for external
purposes in accordance with generally accepted
accounting principles. A trust's internal control over
financial reporting includes those policies and
procedures that (1) pertain to the maintenance of
records that, in reasonable detail, accurately and
fairly reflect the transactions and dispositions of the
assets of the trust; (2) provide reasonable
assurance that transactions are recorded as
necessary to permit preparation of financial
statements in accordance with U.S. generally
accepted accounting principles, and that receipts
and expenditures of the trust are being made only
in accordance with authorizations of management
and trustees of the trust; and (3) provide
reasonable assurance regarding prevention or
timely detection of unauthorized acquisition, use or
disposition of a trust's assets that could have a
material effect on the financial statements.
Because of its inherent limitations, internal control
over financial reporting may not prevent or detect
misstatements. Also, projections of any evaluation
of effectiveness to future periods are subject to the
risk that controls may become inadequate because
of changes in conditions, or that the degree of
compliance with the policies or procedures may
deteriorate.
A deficiency in internal control over financial
reporting exists when the design or operation of a
control does not allow management or employees,
in the normal course of performing their assigned
functions, to prevent or detect misstatements on a
timely basis. A material weakness is a deficiency,
or a combination of deficiencies, in internal control
over financial reporting, such that
there is a reasonable possibility that a material
misstatement of the Trust's annual or interim
financial statements will not be prevented or
detected on a timely basis.
Our consideration of the Trust's internal control
over financial reporting was for the limited purpose
described in the first paragraph and would not
necessarily disclose all deficiencies in internal
control that might be material weaknesses under
standards established by the Public Company
Accounting Oversight Board (United States).
However, we noted no deficiencies in the Trust's
internal control over financial reporting and its
operation, including controls over safeguarding
securities, that we consider to be a material
weakness as defined above as of December 31,
2018.
This report is intended solely for the information
and use of management and the Board of Trustees
of the Trust and the Securities and Exchange
Commission and is not intended to be and should
not be used by anyone other than these specified
parties.
/s/ Ernst & Young LLP
Dallas, Texas
February 26, 2019


Information Classification: Limited Access

Information Classification: Limited Access